CHANGES IN OPERATING WORKING CAPITAL (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CHANGES IN OPERATING WORKING CAPITAL
Increase in Accounts receivable	CAD (66)	CAD (189)	CAD (54)
Increase in Inventories	(3)	(28)	(30)
(Increase)/decrease in Other current assets	(267)	(385)	40
(Decrease)/increase in Accounts payable and other	(153)	377	(290)
Increase in Accrued interest	91	36	8
Increase in Operating Working Capital	CAD (398)	CAD (189)	CAD (326)